SUPPLEMENT DATED JANUARY 15, 2001
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
               PERSPECTIVE FIXED AND VARIABLE ANNUITY(Registered)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

On page 16, in the section entitled "Death of Owner Before the Income Date," the following paragraphs should replace the last 2 paragraphs of this section:


The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

On page 20 the paragraph entitled "Status of Earnings Protection Benefit" should be deleted and replaced in its entirety with the following paragraph:

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit and the optional death benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement and the optional death benefit in IRAs. We believe that use of the Earnings Protection Benefit
Endorsement and the optional death benefit should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT IN IRAS. THEREFORE, THE CONTRACT OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

On page 20 the paragraph entitled "Death Benefits" should be deleted and replaced in its entirety with the following paragraph:

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

                 ALSO SEE THE SUPPLEMENT DATED OCTOBER 29, 2001.

(To be used with VC3656 Rev. 07/01.)

                        SUPPLEMENT DATED JANUARY 15, 2001
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                 DEFINED STRATEGIES VARIABLE ANNUITY(Registered)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

On page 14, the paragraph before the section entitled "Earnings Protection Benefit," should be deleted and replaced in its entirety with the following paragraph:


The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

On page 17 the paragraph entitled "Status of Earnings Protection Benefit" should be deleted and replaced in its entirety with the following paragraph:

STATUS OF EARNINGS PROTECTION BENEFIT. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs. We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL EARNINGS PROTECTION BENEFIT IN IRAS. THEREFORE, THE CONTRACT OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

On page 17 the paragraph entitled "Death Benefits" should be deleted and replaced in its entirety with the following paragraph:

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

                 ALSO SEE THE SUPPLEMENT DATED OCTOBER 29, 2001.

(To be used with VC3652 Rev. 07/01.)